Federal Home Loan Bank (FHLB) and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Federal Home Loan Bank (FHLB) and Federal Reserve Bank Borrowings
Loans pledged as collateral to the FHLB	$ 247.8
FHLB stock owned	1.2	$ 1.1
Carrying value of loans pledged as collateral to the FRB	689.9
Remaining availability credit with the FHLB	148.5
Availability under the line of credit with the FRB	$ 583.8
Common stock Per share	$ 100